Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Property, Plant and Equipment Estimated Useful Lives

The Group depreciates its property, plant and equipment primarily using the straight-line method over the useful lives, as follows:

Years of useful lives
Buildings and structures	2 – 50
Machinery, equipment and vehicles	1 – 17
Tools, furniture and fixtures	1 – 20

Summary of Intangible Assets Estimated Useful Lives	Useful lives of major categories of intangible assets are as follows:

Years of useful lives
Software	2 – 10
Development costs	2 – 5